Non-current and current financial debts - Additional information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 43	$ 40	$ 83	$ 81
Revolving facility, floating rate due 2028
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 1,320		$ 1,320